Contract Liabilities	6 Months Ended
Jun. 30, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES
17	CONTRACT LIABILITIES

	December 31, 2024	June 30, 2025
	RM	RM	US$

At beginning of the year	-	-	-
Additions	-	48,168,158	11,434,035
Revenue recognised	-	-	-
At end of the year	-	48,168,158	11,434,035

Contract liabilities represent advance payments received from a customer in respect of a service agreement related to the AI Streaming Platform Technology, with a total contract value of approximately US$16 million.